Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net loss	$ (15,566,767)	$ (10,405,209)	$ (12,332,008)	$ (10,029,591)	$ (4,146,796)
Depreciation and amortization	288,883	75,772	145,155	47,916	109,413
Share-based compensation, net	908,983	920,251	1,409,562	836,866	164,810
Fair value of common stock issued as charitable contribution					113,400
Fair value of common stock and warrants issued for services	89,970	118,465	153,464	448,940	935,144
Fair value of options issued for services					59,471
Gain on revaluation of derivative warrant liability	(4,605,986)	(201,281)	(3,683,676)	1,762,938	(371,345)
Non-cash (gain) loss on extinguishment of debt				1,514	(183,863)
Non-cash interest expense				12,159	35,190
Amortization of discount on note payable	2,879,166	5,556	120,834
Amortization of non-cash deferred financing costs	726,003	80,667	423,126
Non-cash loss on disposals of assets		21,272	21,272	5,688
Non-cash debt financing costs		160,000	455,000
Cash received from lessor as a lease incentive			236,974
Accounts receivable		37,065	37,065	104,423	(11,452)
Prepaid expenses and other current assets	(51,484)	99,041	98,124	(79,003)	31,436
Other assets	(1,500)	9,999	9,999	(576)	1,750
Accounts payable	(768,127)	664,190	1,953,921	(240,336)	(320,078)
Deferred revenue from licensing arrangements	(67,671)	(92,781)	(5,119)	(302,059)	(225,868)
Accrued expenses and other liabilities	14,472	637,633	668,642	505,184	178,969
Net cash used in operating activities	(16,154,058)	(7,869,360)	(10,287,665)	(6,925,937)	(3,629,819)
Cash Flows from Investing Activities:
Purchase of furniture, equipment and leasehold improvements	(237,387)	(985,158)	(1,487,091)	(323,301)	(14,415)
Increase in restricted cash	(250,000)	(157,463)	(157,463)	5,510	(265,500)
Net cash used in investing activities	(487,387)	(1,142,621)	(1,644,554)	(317,791)	(279,915)
Cash Flows From Financing Activities:
Proceeds from issuance of common stock, net of expenses	21,964,575	6,667	3,278,869	6,439,489	3,886,794
Proceeds from Platinum note payable		1,000,000	3,000,000
Repayment of Platinum note payable	(3,000,000)
Principal payments for capital lease obligations	(1,871)	(1,694)	(2,288)	(2,071)	(1,874)
Proceeds from exercise of warrants		212,017	212,018	4,919,346
Proceeds from exercise of stock options		195,260	195,259	136,790
Proceeds from issuance of Series D Convertible Preferred Stock and warrants, net of expenses				2,478,701
Proceeds from bridge notes				1,000,000	250,000
Repayment of bridge notes				(75,000)	(50,000)
Net cash provided by financing activities	18,962,704	1,412,250	6,683,858	14,897,255	4,084,920
Net increase (decrease) in cash and cash equivalents	2,321,259	(7,599,731)	(5,248,361)	7,653,527	175,186
Cash and cash equivalents, beginning of period	3,747,210	8,995,571	8,995,571	1,342,044	1,166,858
Cash and cash equivalents, end of period	6,068,469	1,395,840	3,747,210	8,995,571	1,342,044
Supplemental Disclosure of Cash Flow Information and Non Cash Financing Transactions:
Cash paid for interest	114,082	408	515	1,768	2,124
Reclassification of derivative warrant liability to additional paid-in capital		61,520	61,520	2,272,597	200,357
Fair value of common stock issued in connection with settlement agreement		208,000	(82,000)	290,000
Fair value of Commitment Warrant issued in connection with debt financing		4,840,000	4,840,000
Fair value of Draw Warrant issued for note payable recorded as discount		1,000,000	3,000,000
Fair value of Draw Warrant issued for note payable recorded s debt financing costs		160,000	455,000
Accretion of dividend on Series B Perpetual Redeemable Preferred Stock				157,733	131,659
Deemed dividend on beneficial conversion of Series D Convertible Preferred Stock				1,975,211
Issuance of common stock in settlement of short term note				35,500	100,000
Issuance of common stock in settlement of accounts payable					23,000
Issuance of common stock in connection with issuance of promissory notes					48,500
Conversion of notes payable and accrued interest into Series D Convertible Preferred Stock				1,006,000
Conversion of Series D Convertible Preferred Stock into Common Stock				500,000
Redemption of Series B Perpetual Redeemable Preferred Stock for Series C Preferred Stock in connection with October 27, 2011 warrant exercises				1,701,672
Fair value of warrants included in stock issuance costs				41,363	468,741
Common stock subscription receivable				6,667	285,000
Cancellation of restricted common stock				5,250
Deemed dividend on repricing of warrants				$ 4,559,761